Segmental analysis - Adjusted results reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 56,098	$ 53,780	$ 51,445
Loan impairment charges and other credit risk provisions	(2,756)	(1,767)	(1,769)
Operating expenses	(42,349)	(34,659)	(34,884)
Share of profit in associates and joint ventures	2,354	2,536	2,375
Profit (loss) before tax	13,347	19,890	17,167
Adjusted
Disclosure of operating segments [line items]
Revenue	55,409	52,331	50,173
Adjusted
Disclosure of operating segments [line items]
Revenue	55,409	52,331	50,173
Loan impairment charges and other credit risk provisions	(2,756)	(1,689)	(1,686)
Operating expenses	(32,795)	(31,906)	(30,259)
Share of profit in associates and joint ventures	2,354	2,446	2,328
Profit (loss) before tax	22,212	21,182	20,556
Currency translation
Disclosure of operating segments [line items]
Revenue		1,617	1,344
Loan impairment charges and other credit risk provisions		(78)	(83)
Operating expenses		(1,109)	(915)
Share of profit in associates and joint ventures		90	47
Profit (loss) before tax		520	393
Significant items
Disclosure of operating segments [line items]
Revenue	689	(168)	(72)
Loan impairment charges and other credit risk provisions	0	0	0
Operating expenses	(9,554)	(1,644)	(3,710)
Share of profit in associates and joint ventures	0	0	0
Profit (loss) before tax	$ (8,865)	$ (1,812)	$ (3,782)